Intangible Assets and Goodwill - Schedule of Intangible Assets (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013
Goodwill And Intangible Assets Disclosure [Abstract]
Customer relationships	$ 1,453
Accumulated amortization	(120)
Intangible asset net	$ 1,333